UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following two annual reports to shareholders for the period ended March 31, 2022:

•Diversified Real Assets Fund

•Mid Cap Growth Fund

Annual report
John Hancock
Diversified Real Assets Fund
Alternative
March 31, 2022

A message to shareholders
Dear shareholder,
Global equities delivered positive performance for the 12 months ended March 31, 2022, but most of the gain occurred in the first half of the period. During this time, stocks generally moved higher behind a backdrop of steady economic growth, robust corporate earnings, and supportive central bank policy. The picture changed from late November onward, as rising inflation prompted the U.S. Federal Reserve and other central banks to wind down their quantitative easing policies and begin raising interest rates in March 2022. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation. Although markets sold off sharply after the start of the clash, they recovered much of the lost ground by the end of the reporting period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
19	Financial statements
22	Financial highlights
23	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Statement regarding liquidity risk management
34	Trustees and Officers
38	More information
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The real assets category performed very well during the period
Investors exhibited high demand for asset classes that were seen as being best positioned to benefit from rising inflation.
Energy stocks led the category higher
The rising prices of oil and natural gas fueled strong performance for the related equities.
The fund outperformed its benchmark, the MSCI World Index
Security selection in the fund’s energy and mining portfolios made the largest contribution to results.
SECTOR COMPOSITION AS OF 3/31/2022 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

Management’s discussion of fund performance
How would you describe the market environment during the 12 months ended March 31, 2022?
Real assets, as a group, delivered a sizable gain in a challenging time for traditional investment categories. The combination of rising inflation and surging commodity prices and the acceleration of both trends following the conflict between Russia and Ukraine in February 2022 provided a tailwind for most segments of the real assets space.
The fund invests in five market segments: energy stocks, metals and mining stocks, U.S. real estate investment trusts (REITs), non-U.S. REITs, and global infrastructure equities. Energy stocks generated the largest returns during the period. As a group, energy companies limited their capital expenditures, reduced costs, and increasingly focused on shareholder returns rather than maximizing production. Metals and mining stocks, which benefited from similar trends with respect to both the underlying commodities and more rational management practices, also delivered gains. Performance was mixed in real estate. Despite rising interest rates, U.S. REITs performed well thanks to strength in property prices and strong returns in growth-oriented areas of the asset class. International REITs, while positive in absolute terms, lagged other real assets categories due in part to declining growth expectations in Europe and Asia. Infrastructure stocks logged gains but didn’t keep pace with the market segment’s benchmark. The sector traded sideways for most of
TOP 10 HOLDINGS AS OF 3/31/2022 (% of total investments)
Prologis, Inc.	3.4
Shell PLC	1.9
Chevron Corp.	1.9
Freeport-McMoRan, Inc.	1.9
Exxon Mobil Corp.	1.8
AvalonBay Communities, Inc.	1.7
Welltower, Inc.	1.7
BHP Group, Ltd., ADR	1.7
Suncor Energy, Inc.	1.3
Newmont Corp.	1.3
TOTAL	18.6
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2022 (% of total investments)
United States	55.5
Canada	20.4
United Kingdom	5.8
Australia	3.0
Japan	2.5
France	2.1
Norway	1.6
Sweden	1.3
Spain	1.2
Hong Kong	1.1
Other countries	5.5
TOTAL	100.0
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

2021, as investors gravitated toward higher-growth segments of the stock market; however, it staged an impressive rally in the final three months of the period once investors began to rotate into companies whose high current cash flow translated to lower sensitivity to rising interest rates.
What factors affected the fund’s performance?
The fund’s energy portfolio was the largest contributor to relative performance, primarily as a result of stock selection. Overweight positions in Devon Energy Corp., Cenovus Energy, Inc., and Canadian Natural Resources, Ltd. were top contributors. Stock selection in the metals and mining portfolio also made a large contribution, driven by holdings in base metal miners Alcoa Corp. and Teck Resources, Ltd. Copper producers, such as Capstone Mining Corp., First Quantum Minerals, Ltd., and Ivanhoe Mines, Ltd., were also leading contributors. The sector was supported by both pandemic-related supply constraints and investor interest in metals necessary for a transition to a low-carbon economy. We sold the fund’s holdings in Capstone Mining prior to period end.
The global infrastructure, U.S. REIT, and non-U.S. REIT portfolios produced positive absolute returns; however, the infrastructure portfolio underperformed the market segment’s benchmark. Allocation was the primary driver of the modest shortfall, led by an underweight in energy and an overweight in communication services. Stock selection contributed, with the best results occurring in utilities and communication services. The international real estate strategy outperformed its market segment’s benchmark largely due to stock selection, offsetting a negative contribution from allocation. The U.S. REIT strategy outperformed on the strength of positive security selection.
MANAGED BY

Diversified Real Assets Fund is
managed by a team of portfolio
managers across two different
asset managers.
The views expressed in this report are exclusively those of the investment management teams at Manulife Investment Management (North America) Limited and Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2022

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (2-26-18)	Since inception (2-26-18)
Class NAV[1]	34.95	10.50	50.50
Index†	10.12	10.96	53.04
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class NAV
Gross (%)	0.93
Net (%)	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2021, with the same investment held until March 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2021, with the same investment held until March 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2021	Ending value on 3-31-2022	Expenses paid during period ended 3-31-2022[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,223.50	$4.71	0.85%
	Hypothetical example	1,000.00	1,020.70	4.28	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Fund’s investments
AS OF 3-31-22
	Shares	Value
Common stocks 100.9%		$1,161,468,331
(Cost $856,963,564)
Communication services 2.2%		25,437,367
Diversified telecommunication services 1.0%
Cellnex Telecom SA (A)(B)	164,810	7,931,426
Nippon Telegraph & Telephone Corp.	128,117	3,722,299
Media 0.5%
Charter Communications, Inc., Class A (B)	5,735	3,128,557
Comcast Corp., Class A	57,764	2,704,510
Wireless telecommunication services 0.7%
KDDI Corp.	122,000	3,999,970
SK Telecom Company, Ltd.	84,490	3,950,605
Consumer discretionary 1.4%		16,062,277
Hotels, restaurants and leisure 1.4%
Hilton Grand Vacations, Inc. (B)	73,524	3,823,983
Hyatt Hotels Corp., Class A (B)	18,817	1,796,083
Kyoritsu Maintenance Company, Ltd.	44,700	1,680,598
Mandarin Oriental International, Ltd. (B)	363,700	728,107
Mandarin Oriental International, Ltd. (New York Stock Exchange) (B)	322,089	618,411
Oriental Land Company, Ltd.	17,600	3,368,734
Playa Hotels & Resorts NV (B)	435,557	3,767,568
Household durables 0.0%
Open House Group Company, Ltd.	6,300	278,793
Energy 29.3%		337,052,296
Energy equipment and services 1.9%
Aker Solutions ASA (B)	204,145	702,171
Baker Hughes Company	67,396	2,453,888
ChampionX Corp. (B)	76,492	1,872,524
Enerflex, Ltd.	94,751	607,092
Halliburton Company	147,596	5,589,461
Helmerich & Payne, Inc.	31,174	1,333,624
Patterson-UTI Energy, Inc.	151,950	2,352,186
Schlumberger NV	153,706	6,349,595
TechnipFMC PLC (B)	106,135	822,546
Oil, gas and consumable fuels 27.4%
Advantage Energy, Ltd. (B)(C)	171,299	1,193,468
Aker BP ASA	103,068	3,844,318
ARC Resources, Ltd.	182,628	2,445,461
BP PLC	2,840,345	13,924,415
Cameco Corp.	154,329	4,494,756
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Canadian Natural Resources, Ltd.	248,445	$15,383,856
Cenovus Energy, Inc.	620,033	10,335,950
Cheniere Energy, Inc.	15,617	2,165,297
Chevron Corp.	141,259	23,001,203
ConocoPhillips	153,262	15,326,200
Continental Resources, Inc.	27,796	1,704,729
Coterra Energy, Inc.	282,208	7,611,150
Denbury, Inc. (B)	7,995	628,167
Devon Energy Corp.	145,353	8,594,723
DHT Holdings, Inc.	77,043	446,849
Diamondback Energy, Inc.	36,236	4,967,231
Enbridge, Inc.	85,755	3,947,686
Enbridge, Inc. (New York Stock Exchange)	17,771	819,065
Energy Fuels, Inc. (B)(C)	62,855	578,699
Enerplus Corp.	282,768	3,582,806
EOG Resources, Inc.	90,446	10,783,877
EQT Corp.	173,447	5,968,311
Equinor ASA	287,942	10,750,793
Exxon Mobil Corp.	261,306	21,581,263
Galp Energia SGPS SA	308,860	3,904,841
Hess Corp.	38,596	4,131,316
Imperial Oil, Ltd.	77,237	3,737,822
Kelt Exploration, Ltd. (B)	376,182	2,028,130
Keyera Corp.	96,494	2,446,022
Lundin Energy AB	61,649	2,587,662
Marathon Petroleum Corp.	87,518	7,482,789
MEG Energy Corp. (B)	155,243	2,119,744
Neste OYJ	25,894	1,180,596
NexGen Energy, Ltd. (B)	260,939	1,477,781
NuVista Energy, Ltd. (B)	253,571	2,143,939
Occidental Petroleum Corp.	92,960	5,274,550
Pembina Pipeline Corp.	82,476	3,098,746
Phillips 66	65,177	5,630,641
Pioneer Natural Resources Company	54,874	13,720,146
Shell PLC	846,887	23,212,020
Suncor Energy, Inc.	487,746	15,879,104
TC Energy Corp.	123,397	6,959,743
The Williams Companies, Inc.	142,290	4,753,909
Tidewater Midstream and Infrastructure, Ltd. (C)	971,135	1,009,859
Topaz Energy Corp.	42,819	715,848
TotalEnergies SE (C)	245,946	12,444,825
Tourmaline Oil Corp.	101,100	4,658,129
Valero Energy Corp.	101,347	10,290,774
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Financials 0.6%		$6,637,758
Capital markets 0.3%
Brookfield Asset Management, Inc., Class A	49,500	2,800,215
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	10,874	3,837,543
Health care 0.3%		3,818,697
Health care providers and services 0.3%
HCA Healthcare, Inc.	15,237	3,818,697
Industrials 1.5%		17,125,671
Commercial services and supplies 0.0%
Aker Carbon Capture ASA (B)	135,632	348,802
Construction and engineering 0.4%
Aker Offshore Wind AS (B)	143,376	45,562
JTOWER, Inc. (B)	18,400	1,071,666
Vinci SA	39,640	4,050,146
Electrical equipment 0.3%
Sunrun, Inc. (B)	39,147	1,188,894
Vestas Wind Systems A/S	70,587	2,070,657
Road and rail 0.4%
Canadian National Railway Company	31,130	4,175,900
Transportation infrastructure 0.4%
Shanghai International Airport Company, Ltd., Class A (B)	541,200	4,174,044
Information technology 1.1%		12,236,066
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	12,544	1,079,788
Semiconductors and semiconductor equipment 1.0%
Analog Devices, Inc.	8,429	1,392,302
Enphase Energy, Inc. (B)	12,596	2,541,621
First Solar, Inc. (B)	26,522	2,220,952
Power Integrations, Inc.	9,701	899,089
SolarEdge Technologies, Inc. (B)	7,230	2,330,735
SunPower Corp. (B)(C)	46,648	1,001,999
Wolfspeed, Inc. (B)	6,759	769,580
Materials 20.5%		235,667,750
Chemicals 0.7%
Air Liquide SA	3,933	688,058
Albemarle Corp.	5,938	1,313,189
Dow, Inc.	14,273	909,476
DuPont de Nemours, Inc.	11,622	855,147
LyondellBasell Industries NV, Class A	11,249	1,156,622
NanoXplore, Inc. (B)	175,000	646,722
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Nutrien, Ltd.	20,637	$2,133,115
Nutrien, Ltd. (New York Stock Exchange)	8,229	855,734
Metals and mining 19.2%
Agnico Eagle Mines, Ltd.	187,498	11,473,501
Agnico Eagle Mines, Ltd. (New York Stock Exchange)	16,012	980,575
Alcoa Corp.	91,516	8,239,185
Altius Minerals Corp.	41,982	809,316
Anglo American PLC	38,862	2,019,356
AngloGold Ashanti, Ltd., ADR	41,044	972,332
Antofagasta PLC	4,134	89,827
Artemis Gold, Inc. (B)	133,438	757,837
Aya Gold & Silver, Inc. (B)(C)	86,872	619,844
B2Gold Corp.	272,618	1,251,712
Barrick Gold Corp.	422,198	10,354,430
BHP Group, Ltd., ADR (C)	267,245	20,644,676
Boliden AB	26,098	1,316,519
Calibre Mining Corp. (B)	250,000	297,964
Canada Nickel Company, Inc. (B)(C)	330,000	813,022
Capstone Copper Corp. (B)	1,003,286	5,673,905
Champion Iron, Ltd.	814,786	4,666,534
Copper Mountain Mining Corp. (B)(C)	159,426	479,496
Dundee Precious Metals, Inc.	20,297	121,118
Eldorado Gold Corp. (B)	30,906	346,106
Endeavour Mining PLC	129,553	3,213,565
Equinox Gold Corp. (B)(C)	53,223	439,356
ERO Copper Corp. (B)	189,359	2,773,398
First Quantum Minerals, Ltd.	294,367	10,190,940
Franco-Nevada Corp.	37,319	5,938,681
Freeport-McMoRan, Inc.	462,310	22,995,299
Glencore PLC (B)	196,342	1,277,537
Gold Fields, Ltd., ADR	172,902	2,673,065
Hudbay Minerals, Inc.	224,176	1,760,915
Ivanhoe Mines, Ltd., Class A (B)	501,762	4,679,874
K92 Mining, Inc. (B)(C)	436,375	3,190,391
Karora Resources, Inc. (B)(C)	500,595	2,546,722
Kinross Gold Corp.	552,357	3,243,051
Lithium Americas Corp. (B)	15,000	577,971
Lucara Diamond Corp. (B)(C)	504,570	270,417
Lundin Gold, Inc. (B)(C)	79,602	665,393
Lundin Mining Corp.	340,899	3,454,938
MAG Silver Corp. (B)	68,582	1,110,347
Marathon Gold Corp. (B)(C)	632,242	1,370,536
Nevada Copper Corp. (B)(C)	271,050	153,938
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Materials (continued)
Metals and mining (continued)
Newcrest Mining, Ltd.	27,232	$550,289
Newcrest Mining, Ltd. (Toronto Stock Exchange)	5,989	120,580
Newmont Corp.	198,920	15,804,194
Nickel 28 Capital Corp. (B)	356,691	402,299
Norsk Hydro ASA	280,231	2,722,690
Nouveau Monde Graphite, Inc. (B)(C)	92,617	641,836
Nucor Corp.	4,984	740,872
OceanaGold Corp. (B)	377,830	837,171
Osisko Mining, Inc. (B)	373,200	1,191,111
Pan American Silver Corp.	67,235	1,835,026
Pan American Silver Corp., CVR (B)	83,300	69,972
Piedmont Lithium, Inc. (B)	11,250	821,138
Rio Tinto PLC, ADR (C)	159,852	12,852,101
Sandstorm Gold, Ltd.	34,833	280,860
Seabridge Gold, Inc. (B)(C)	46,250	855,625
SilverCrest Metals, Inc. (B)	174,655	1,556,339
SolGold PLC (B)(C)	425,500	194,005
South32, Ltd.	251,313	955,313
Southern Copper Corp.	5,869	445,457
SSR Mining, Inc.	107,808	2,343,896
Steel Dynamics, Inc.	7,013	585,095
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	4,150,000	2,821,661
Teck Resources, Ltd., Class B	255,885	10,332,420
Torex Gold Resources, Inc. (B)	14,683	184,396
Trilogy Metals, Inc. (B)(C)	821,452	847,637
Triple Flag Precious Metals Corp.	170,114	2,493,871
Turquoise Hill Resources, Ltd. (B)	40,892	1,227,921
U.S. Steel Corp.	7,757	292,749
Vale SA, ADR	20,227	404,338
Warrior Met Coal, Inc.	22,839	847,555
Wesdome Gold Mines, Ltd. (B)	152,541	1,914,465
Western Areas, Ltd. (B)	278,957	757,135
Wheaton Precious Metals Corp.	120,766	5,742,942
Yamana Gold, Inc.	457,867	2,556,423
Paper and forest products 0.6%
Interfor Corp.	115,059	3,200,097
West Fraser Timber Company, Ltd.	39,216	3,226,619
Real estate 37.6%		433,133,557
Equity real estate investment trusts 30.8%
Acadia Realty Trust	134,267	2,909,566
Alexandria Real Estate Equities, Inc.	36,503	7,346,229
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Allied Properties Real Estate Investment Trust	29,071	$1,084,334
American Tower Corp.	57,669	14,487,606
AvalonBay Communities, Inc.	84,459	20,977,082
Boardwalk Real Estate Investment Trust	48,206	2,266,953
Brixmor Property Group, Inc.	414,440	10,696,696
Camden Property Trust	70,919	11,786,738
CDL Hospitality Trusts	1,473,700	1,396,102
Comforia Residential REIT, Inc.	756	2,036,852
Douglas Emmett, Inc.	196,112	6,554,063
Equinix, Inc.	11,676	8,659,155
Eurocommercial Properties NV	20,098	550,984
Extra Space Storage, Inc.	70,946	14,586,498
First Industrial Realty Trust, Inc.	93,204	5,770,260
Frontier Real Estate Investment Corp.	553	2,300,349
Goodman Group	175,691	2,986,141
Hoshino Resorts REIT, Inc.	313	1,752,587
Independence Realty Trust, Inc.	289,159	7,645,364
Innovative Industrial Properties, Inc.	9,251	1,900,155
Kimco Realty Corp.	443,854	10,963,194
Klepierre SA (B)	102,475	2,728,320
Life Storage, Inc.	91,199	12,807,076
LondonMetric Property PLC	560,380	2,026,947
LTC Properties, Inc.	58,272	2,241,724
Medical Properties Trust, Inc.	174,148	3,681,489
National Storage REIT	574,626	1,156,109
NewRiver REIT PLC	855,540	960,658
Phillips Edison & Company, Inc.	179,337	6,167,399
Prologis, Inc.	252,728	40,810,520
Public Storage	31,233	12,189,615
Rexford Industrial Realty, Inc.	166,359	12,408,718
RioCan Real Estate Investment Trust	95,470	1,926,735
Ryman Hospitality Properties, Inc. (B)	71,090	6,595,019
Safestore Holdings PLC	130,406	2,289,833
SBA Communications Corp.	17,168	5,907,509
Shopping Centres Australasia Property Group	1,259,300	2,739,518
Simon Property Group, Inc.	65,876	8,666,647
SL Green Realty Corp.	143,136	11,619,780
Spirit Realty Capital, Inc.	88,689	4,081,468
Sun Communities, Inc.	67,308	11,798,419
Suntec Real Estate Investment Trust	2,665,736	3,427,815
The British Land Company PLC	478,767	3,314,907
The UNITE Group PLC	93,221	1,412,056
UDR, Inc.	266,966	15,315,839
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Ventas, Inc.	135,046	$8,340,441
Veris Residential, Inc. (B)	187,617	3,262,660
VICI Properties, Inc.	253,762	7,222,067
Welltower, Inc.	215,955	20,761,914
Real estate management and development 6.8%
Amot Investments, Ltd.	151,140	1,132,372
CapitaLand Investment, Ltd. (B)	1,363,600	3,995,450
Catena AB	53,125	3,200,758
CBRE Group, Inc., Class A (B)	62,393	5,710,207
Central Pattana PCL	513,000	906,034
Cibus Nordic Real Estate AB	74,484	1,982,050
CK Asset Holdings, Ltd.	682,865	4,667,676
Colliers International Group, Inc.	16,739	2,181,700
Colliers International Group, Inc. (New York Stock Exchange)	44,801	5,842,050
Emaar Properties PJSC	1,713,151	2,782,748
Entra ASA (A)	50,649	1,013,687
Fastighets AB Balder, B Shares (B)	55,478	3,652,678
Hongkong Land Holdings, Ltd.	757,200	3,699,606
Kojamo OYJ	104,040	2,499,917
Lifestyle Communities, Ltd.	76,427	966,581
Longfor Group Holdings, Ltd. (A)	168,431	861,553
Mitsui Fudosan Company, Ltd.	221,308	4,736,505
Nomura Real Estate Holdings, Inc.	44,700	1,070,522
Nyfosa AB	172,777	2,470,183
PSP Swiss Property AG	18,711	2,457,358
StorageVault Canada, Inc.	364,968	2,037,737
TKP Corp. (B)	109,200	1,139,243
Tokyo Tatemono Company, Ltd.	197,590	2,960,982
Tricon Residential, Inc.	584,816	9,295,120
VGP NV	7,999	2,047,317
Vonovia SE	113,824	5,305,413
Utilities 6.4%		74,296,892
Electric utilities 3.4%
Acciona SA	14,772	2,823,465
American Electric Power Company, Inc.	43,806	4,370,525
Avangrid, Inc.	57,050	2,666,517
Constellation Energy Corp.	30,269	1,702,631
Duke Energy Corp.	36,392	4,063,531
Edison International	57,337	4,019,324
EDP - Energias de Portugal SA	182,495	898,225
Electricite de France SA (C)	160,835	1,509,637
Enel SpA	426,960	2,850,722
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Exelon Corp.	95,491	$4,548,236
FirstEnergy Corp.	86,538	3,968,633
Iberdrola SA	304,072	3,323,519
NextEra Energy, Inc.	33,932	2,874,380
Gas utilities 0.4%
Beijing Enterprises Holdings, Ltd.	500,013	1,577,996
China Gas Holdings, Ltd.	1,161,800	1,480,811
UGI Corp.	25,003	905,609
Independent power and renewable electricity producers 0.9%
Brookfield Renewable Corp., Class A	22,502	985,588
Brookfield Renewable Partners LP	69,549	2,856,377
China Longyuan Power Group Corp., Ltd., H Shares	2,831,081	6,363,549
The AES Corp.	9,451	243,174
Multi-utilities 1.5%
E.ON SE	237,359	2,757,687
Engie SA	289,010	3,799,635
National Grid PLC	306,764	4,714,402
RWE AG	42,389	1,845,734
Sempra Energy	27,580	4,636,750
Water utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	250,500	2,510,235
Rights 0.0%		$61,008
(Cost $0)
Electricite de France SA (Expiration Date: 4-4-22; Strike Price: EUR 6.35) (B)(C)	164,132	61,008
Warrants 0.1%		$575,376
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,332	575,376

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.3%				$49,836,562
(Cost $49,832,014)
U.S. Government 0.0%				299,976
U.S. Treasury Bill	0.100	04-28-22	300,000	299,976

	Yield (%)	Shares	Value
Short-term funds 3.8%			43,836,586
John Hancock Collateral Trust (E)	0.3592(F)	4,384,185	43,836,586

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

	Par value^	Value
Repurchase agreement 0.5%		5,700,000

Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-22 at 0.300% to be repurchased at $5,700,048 on 4-1-22, collateralized by $5,707,757 Government National Mortgage Association, 1.910% - 8.000% due 7-15-22 to 11-15-56 (valued at $5,814,000)	5,700,000	5,700,000

Total investments (Cost $906,795,578) 105.3%	$1,211,941,277
Other assets and liabilities, net (5.3%)	(61,164,910)
Total net assets 100.0%	$1,150,776,367

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-22, the aggregate cost of investments for federal income tax purposes was $938,342,506. Net unrealized appreciation aggregated to $273,598,771, of which $293,369,262 related to gross unrealized appreciation and $19,770,491 related to gross unrealized depreciation.
18	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-22

Assets
Unaffiliated investments, at value (Cost $862,963,542) including $38,768,788 of securities loaned	$1,168,104,691
Affiliated investments, at value (Cost $43,832,036)	43,836,586
Total investments, at value (Cost $906,795,578)	1,211,941,277
Cash	697,700
Foreign currency, at value (Cost $498,432)	492,745
Dividends and interest receivable	3,182,979
Receivable for fund shares sold	123
Receivable for investments sold	4,862,851
Other assets	29,432
Total assets	1,221,207,107
Liabilities
Payable for investments purchased	3,320,239
Payable for fund shares repurchased	23,008,439
Payable upon return of securities loaned	43,827,328
Payable to affiliates
Accounting and legal services fees	55,010
Trustees’ fees	2,347
Other liabilities and accrued expenses	217,377
Total liabilities	70,430,740
Net assets	$1,150,776,367
Net assets consist of
Paid-in capital	$845,262,318
Total distributable earnings (loss)	305,514,049
Net assets	$1,150,776,367

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($1,150,776,367 ÷ 86,684,974 shares)	$13.28
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	19

STATEMENT OF OPERATIONS For the year ended 3-31-22

Investment income
Dividends	$36,679,107
Interest	3,128
Securities lending	390,476
Less foreign taxes withheld	(1,549,364)
Total investment income	35,523,347
Expenses
Investment management fees	9,890,539
Accounting and legal services fees	159,878
Trustees’ fees	19,501
Custodian fees	350,493
Printing and postage	18,965
Professional fees	83,792
Other	49,140
Total expenses	10,572,308
Less expense reductions	(687,526)
Net expenses	9,884,782
Net investment income	25,638,565
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	65,075,201
Affiliated investments	(18,018)
Capital gain distributions received from affiliated investments	5,840
65,063,023
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	248,819,570
Affiliated investments	3,619
248,823,189
Net realized and unrealized gain	313,886,212
Increase in net assets from operations	$339,524,777
20	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-22	Year ended 3-31-21
Increase (decrease) in net assets
From operations
Net investment income	$25,638,565	$16,979,924
Net realized gain (loss)	65,063,023	(33,469,067)
Change in net unrealized appreciation (depreciation)	248,823,189	376,828,903
Increase in net assets resulting from operations	339,524,777	360,339,760
Distributions to shareholders
From earnings
Class NAV	(30,403,277)	(21,129,675)
Total distributions	(30,403,277)	(21,129,675)
From fund share transactions	(121,130,595)	(60,201,300)
Total increase	187,990,905	279,008,785
Net assets
Beginning of year	962,785,462	683,776,677
End of year	$1,150,776,367	$962,785,462
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

Financial highlights
CLASS NAV SHARES Period ended	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[1]
Per share operating performance
Net asset value, beginning of period	$10.10	$6.61	$10.01	$10.00	$10.00
Net investment income[2]	0.25	0.18	0.20	0.21	0.03
Net realized and unrealized gain (loss) on investments	3.23	3.54	(3.16)	0.07	(0.03)
Total from investment operations	3.48	3.72	(2.96)	0.28	—[3]
Less distributions
From net investment income	(0.30)	(0.23)	(0.28)	(0.19)	—
From net realized gain	—	—	(0.16)	(0.08)	—
Total distributions	(0.30)	(0.23)	(0.44)	(0.27)	—
Net asset value, end of period	$13.28	$10.10	$6.61	$10.01	$10.00
Total return (%)[4]	34.95	56.64	(30.92)	3.07	0.00[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,151	$963	$684	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.93	0.93	0.94	0.94[6,7]
Expenses including reductions	0.85	0.87	0.87	0.88	0.88[6,7]
Net investment income	2.20	2.07	2.05	2.07	3.84[6]
Portfolio turnover (%)	49	82	61	73	40[8]

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Excludes in-kind transactions.
22	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2022, by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$25,437,367	$5,833,067	$19,604,300	—
Consumer discretionary	16,062,277	10,006,045	6,056,232	—
Energy	337,052,296	264,500,655	72,551,641	—
Financials	6,637,758	6,637,758	—	—
Health care	3,818,697	3,818,697	—	—
Industrials	17,125,671	5,364,794	11,760,877	—
Information technology	12,236,066	12,236,066	—	—
Materials	235,667,750	225,291,026	10,376,724	—
Real estate	433,133,557	348,505,746	84,627,811	—
Utilities	74,296,892	40,351,510	33,945,382	—
Rights	61,008	—	61,008	—
Warrants	575,376	575,376	—	—
Short-term investments	49,836,562	43,836,586	5,999,976	—
Total investments in securities	$1,211,941,277	$966,957,326	$244,983,951	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
24	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2022, the fund loaned securities valued at $38,768,788 and received $43,827,328 of cash collateral.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

In addition, non-cash collateral of approximately $8,036,843 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2022 were $6,597.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
26	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2022 and 2021 was as follows:
	March 31, 2022	March 31, 2021
Ordinary income	$30,403,277	$21,129,675
As of March 31, 2022, the components of distributable earnings on a tax basis consisted of $6,153,706 of undistributed ordinary income and $25,769,730 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	27

The expense reductions described above amounted to $687,526 for the year ended March 31, 2022.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2022, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,200,000	1	0.54%	$(63)
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2022 and 2021 were as follows:
	Year Ended 3-31-22		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	15,250,197	$170,297,846	2,201,666	$22,698,231
Distributions reinvested	2,657,629	30,403,277	2,321,942	21,129,675
Repurchased	(26,525,726)	(321,831,718)	(12,724,682)	(104,029,206)
Net decrease	(8,617,900)	$(121,130,595)	(8,201,074)	$(60,201,300)
Total net decrease	(8,617,900)	$(121,130,595)	(8,201,074)	$(60,201,300)
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $562,183,810 and $661,451,292, respectively, for the year ended March 31, 2022.
28	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2022, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	34.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	23.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.3%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.4%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	5.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,384,185	$44,449,322	$373,194,689	$(373,793,026)	$(18,018)	$3,619	$390,476	$5,840	$43,836,586

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2022, the related statement of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2022 and for the period February 26, 2018 (commencement of operations) through March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the four years in the period ended March 31, 2022 and for the period February 26, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 9, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	31

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Real Assets Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisors, Manulife Investment Management (North America) Limited (Manulife IM (NA)) and Wellington Management Company LLP (Wellington) (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	33

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	191
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	191
Trustee
Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	191
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	1986	191
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	191
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2008	191
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	1994	191
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	191
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	191
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	191
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	35

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	191
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
36	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	37

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)
Portfolio Managers
The Investment Management Teams at
Manulife IM (NA) and Wellington
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

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U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
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FIXED-INCOME FUNDS

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ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
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Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRAA 3/22
5/2022

Annual report
John Hancock
Mid Cap Growth Fund
U.S. equity
March 31, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered positive performance for the 12 months ended March 31, 2022, but most of the gains occurred in the first half of the period. During this time, equities generally moved higher behind a backdrop of steady economic growth, robust corporate earnings, and supportive U.S. Federal Reserve (Fed) policy. The picture changed from late November onward, as rising inflation prompted the Fed to wind down its quantitative easing policies and begin raising interest rates in March 2022. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation. Although the stock market sold off sharply after the start of the clash, it recovered much of the lost ground by the end of the reporting period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Mid Cap Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Statement regarding liquidity risk management
36	Trustees and Officers
40	More information
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2022 (%)

The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class R6 shares of the fund were first offered on 10-18-21. Class A shares of the fund were first offered on 11-5-21. Class A returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE FOR THE PERIOD OF SEPTEMBER 1, 2021 THROUGH MARCH 31, 2022

The U.S. equity market posted flat returns
Inflation, supply chain issues, and a conflict between Russia and Ukraine were among the key events that caused market volatility during the abbreviated period.
The fund posted a loss and underperformed its benchmark, the Russell Midcap Growth Index
Sector allocation, particularly an overweight in communication services and a lack of exposure to the energy sector, was a key detriment.
Stock selection also had a negative affect on performance
Weak selection in the healthcare and industrial sectors affected returns.
SECTOR COMPOSITION AS OF 3/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

Management’s discussion of fund performance
Note: John Hancock Mid Cap Growth Fund acquired John Hancock Funds II Mid Cap Stock Fund effective at the close of business October 15, 2021. John Hancock Funds II Mid Cap Stock Fund (Accounting Survivor) was the accounting survivor in the reorganization. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
How did the markets perform during the period from September 1, 2021, through March 31, 2022?
U.S. equities posted positive results over most of the period; however, during the first three months of 2022, equities registered their first quarterly loss in two years. Fears about the economic implications of the conflict between Russia and Ukraine and the prospect of aggressive monetary policy tightening by the U.S. Federal Reserve (Fed) drove markets into correction territory in February. Robust consumer demand combined with stretched supply chains and soaring commodity prices caused prices to rise faster than anticipated. Inflation soared to a four-decade high, as the Consumer Price Index rose 7.9% annually in February. Stocks rebounded sharply in March amid strong equity inflows, the belief that the United States can resist current economic headwinds better than other nations, and Fed Chair Jerome Powell’s assessment that the U.S. economy is strong enough to withstand higher interest rates without slipping into recession.
TOP 10 HOLDINGS AS OF 3/31/2022 (% of net assets)
Palo Alto Networks, Inc.	4.3
Lululemon Athletica, Inc.	4.1
Arista Networks, Inc.	4.0
Ulta Beauty, Inc.	3.2
Match Group, Inc.	3.2
Veeva Systems, Inc., Class A	3.1
Exact Sciences Corp.	2.8
DexCom, Inc.	2.8
Paycom Software, Inc.	2.7
MongoDB, Inc.	2.6
TOTAL	32.8
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2022 (% of net assets)
United States	89.5
Canada	4.1
Israel	3.2
Sweden	2.6
Other countries	0.6
TOTAL	100.0
4	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

How did the fund perform during the period?
The fund posted a loss and underperformed its benchmark for the abbreviated period. Sector allocation, a fallout of our bottom-up stock selection process, drove the underperformance. An overweight allocation to the communication services sector and lack of exposure to energy detracted.
Stock selection also detracted from relative performance. Weak selection in the healthcare and industrials sectors was partially offset by strong selection in the information technology and communication services sectors.
A top detractor from relative performance was DraftKings, Inc., an online sports betting company. Shares of DraftKings lost value as increased competition in the online sports betting market weighed on the stock. Other detractors included RingCentral, Inc., a cloud-based communication solutions provider, and an out-of-benchmark position in GoodRx Holdings, Inc., a telemedicine platform operator. We sold the fund’s holdings in GoodRx prior to period end.
A top contributor to relative performance was Arista Networks, Inc., a cloud networking solutions company. Shares of the company rose over the period after it beat estimates for its third-quarter earnings and projected stronger-than-expected fourth-quarter guidance. Other contributors included an out-of-benchmark position in Marvell Technology, Inc. and DocuSign, Inc. We sold the fund’s holdings in Marvell Technology prior to period end.
How was the fund positioned at the end of the period?
The fund’s largest overweight allocations were to the communication services and consumer discretionary sectors. The industrials and financials sectors represented its largest underweights.
MANAGED BY

Stephen C. Mortimer
Mario E. Abularach, CFA, CMT
The views expressed in this report are exclusively those of Wellington Management LLC and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-19.41	16.57	13.78	115.29	263.73
Class C1	-16.06	17.71	14.34	125.94	281.81
Class I1,2	-15.08	17.80	14.38	126.86	283.36
Class R6[1,2]	-15.08	17.80	14.38	126.86	283.36
Class NAV[1,2]	-15.03	17.81	14.39	126.99	283.58
Index†	-0.89	15.10	13.52	102.04	255.35
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.24	1.99	0.99	0.88	0.87
Net (%)	1.16	1.91	0.91	0.80	0.79
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Russell Midcap Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Mid Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	3-31-12	38,181	38,181	35,535
Class I1,2	3-31-12	38,336	38,336	35,535
Class R6[1,2]	3-31-12	38,336	38,336	35,535
Class NAV[1,2]	3-31-12	38,358	38,358	35,535
The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class NAV and Class R6 shares of the fund were first offered on 10-18-21. Class A, Class C, and Class I shares of the fund were first offered on 11-5-21. Class A, Class C, and Class I returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2021, with the same investment held until March 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2021, with the same investment held until March 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
		Account value on 10-1-2021	Ending value on 3-31-2022	Expenses paid during period ended 3-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns[2]	$1,000.00	$774.30	$4.09	1.17%
	Hypothetical example	1,000.00	1,019.10	5.89	1.17%
Class C	Actual expenses/actual returns[2]	1,000.00	772.10	6.71	1.92%
	Hypothetical example	1,000.00	1,015.40	9.65	1.92%
Class I	Actual expenses/actual returns[2]	1,000.00	775.20	3.22	0.92%
	Hypothetical example	1,000.00	1,020.30	4.63	0.92%
Class R6	Actual expenses/actual returns	1,000.00	838.10	3.71	0.81%
	Hypothetical example	1,000.00	1,020.90	4.08	0.81%
Class NAV	Actual expenses/actual returns	1,000.00	838.50	3.67	0.80%
	Hypothetical example	1,000.00	1,020.90	4.03	0.80%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[2]	The inception date for Class A, Class C and Class I shares is 11-5-21. Actual Expenses are equal to the class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 144/365 (to reflect the period).
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	9

Fund’s investments
AS OF 3-31-22
	Shares	Value
Common stocks 95.7%		$1,623,160,362
(Cost $1,567,089,095)
Communication services 14.5%		245,935,575
Entertainment 8.1%
Electronic Arts, Inc.	186,261	23,563,879
Live Nation Entertainment, Inc. (A)	214,423	25,224,722
Roku, Inc. (A)	350,947	43,963,131
Spotify Technology SA (A)	291,554	44,030,485
Interactive media and services 6.4%
Match Group, Inc. (A)	500,375	54,410,778
Snap, Inc., Class A (A)	704,021	25,337,716
ZoomInfo Technologies, Inc. (A)	492,214	29,404,864
Consumer discretionary 19.2%		325,065,379
Automobiles 1.5%
Thor Industries, Inc.	317,670	25,000,629
Diversified consumer services 2.0%
2U, Inc. (A)	377,252	5,009,907
Chegg, Inc. (A)	796,857	28,909,972
Hotels, restaurants and leisure 1.6%
Chipotle Mexican Grill, Inc. (A)	2,203	3,485,212
DraftKings, Inc., Class A (A)(B)	1,252,288	24,382,047
Household durables 2.0%
Lennar Corp., A Shares	409,882	33,270,122
Internet and direct marketing retail 2.2%
Etsy, Inc. (A)	296,682	36,871,639
Leisure products 1.2%
Peloton Interactive, Inc., Class A (A)	741,940	19,602,055
Specialty retail 4.6%
Floor & Decor Holdings, Inc., Class A (A)	286,837	23,233,797
Ulta Beauty, Inc. (A)	137,761	54,859,185
Textiles, apparel and luxury goods 4.1%
Lululemon Athletica, Inc. (A)	192,867	70,440,814
Financials 1.2%		21,139,701
Capital markets 1.2%
Ares Management Corp., Class A	260,245	21,139,701
Health care 17.2%		292,556,101
Biotechnology 4.0%
Apellis Pharmaceuticals, Inc. (A)	194,903	9,903,021
Ascendis Pharma A/S, ADR (A)	83,084	9,750,738
10	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Exact Sciences Corp. (A)	683,484	$47,789,201
Kodiak Sciences, Inc. (A)	153,566	1,185,530
Health care equipment and supplies 5.3%
ABIOMED, Inc. (A)	130,158	43,113,536
DexCom, Inc. (A)	92,541	47,343,976
Health care technology 5.1%
Inspire Medical Systems, Inc. (A)	133,662	34,309,699
Veeva Systems, Inc., Class A (A)	241,969	51,408,734
Life sciences tools and services 2.7%
Agilent Technologies, Inc.	181,889	24,069,371
Illumina, Inc. (A)	64,328	22,476,203
Pharmaceuticals 0.1%
Reata Pharmaceuticals, Inc., Class A (A)	36,816	1,206,092
Industrials 9.4%		159,925,101
Building products 1.7%
Johnson Controls International PLC	456,974	29,963,785
Commercial services and supplies 1.9%
Copart, Inc. (A)	258,358	32,416,178
Machinery 2.7%
Kornit Digital, Ltd. (A)	213,490	17,653,488
The Middleby Corp. (A)	171,185	28,064,069
Professional services 2.1%
CoStar Group, Inc. (A)	527,179	35,115,393
Trading companies and distributors 1.0%
WESCO International, Inc. (A)	128,417	16,712,188
Information technology 31.5%		534,044,393
Communications equipment 4.0%
Arista Networks, Inc. (A)	488,210	67,851,426
IT services 5.6%
Block, Inc. (A)	170,608	23,134,445
MongoDB, Inc. (A)	101,865	45,186,295
Okta, Inc. (A)	176,299	26,614,097
Semiconductors and semiconductor equipment 4.0%
Ambarella, Inc. (A)	10,100	1,059,692
MKS Instruments, Inc.	148,643	22,296,450
SolarEdge Technologies, Inc. (A)	70,233	22,641,012
Universal Display Corp.	128,741	21,493,310
Software 17.9%
DocuSign, Inc. (A)	167,289	17,919,998
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	11

	Shares	Value
Information technology (continued)
Software (continued)
Fair Isaac Corp. (A)	26,231	$12,235,712
Five9, Inc. (A)	298,849	32,992,930
IronSource, Ltd., Class A (A)	2,875,557	13,802,674
Palo Alto Networks, Inc. (A)	117,309	73,026,024
Paycom Software, Inc. (A)	131,449	45,531,305
RingCentral, Inc., Class A (A)	248,998	29,185,056
UiPath, Inc., Class A (A)	898,802	19,405,135
Varonis Systems, Inc. (A)	414,435	19,702,240
Workday, Inc., Class A (A)	166,903	39,966,592
Materials 1.6%		26,319,504
Chemicals 1.6%
Albemarle Corp.	119,012	26,319,504
Real estate 1.1%		18,174,608
Equity real estate investment trusts 1.0%
AvalonBay Communities, Inc.	67,507	16,766,714
Real estate management and development 0.1%

WeWork, Inc., Class A (A)(B)	206,436	1,407,894
Preferred securities 0.6%		$9,959,750
(Cost $9,360,258)
Information technology 0.6%		9,959,750
Software 0.6%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	5,977,093
Lookout, Inc., Series F (A)(C)(D)	392,767	3,982,657
Exchange-traded funds 1.5%		$26,601,848
(Cost $24,211,954)
iShares Russell Mid-Cap Growth ETF (B)	264,695	26,601,848

	Yield (%)	Shares	Value
Short-term investments 3.1%			$52,972,484
(Cost $52,970,268)
Short-term funds 3.1%			52,972,484
John Hancock Collateral Trust (E)	0.3592(F)	1,582,813	15,826,228
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.3058(F)	37,146,256	37,146,256

Total investments (Cost $1,653,631,575) 100.9%	$1,712,694,444
Other assets and liabilities, net (0.9%)	(16,101,472)
Total net assets 100.0%	$1,696,592,972

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
12	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-22.
At 3-31-22, the aggregate cost of investments for federal income tax purposes was $1,666,167,859. Net unrealized appreciation aggregated to $46,526,585, of which $238,361,144 related to gross unrealized appreciation and $191,834,559 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-22

Assets
Unaffiliated investments, at value (Cost $1,637,807,563) including $15,516,001 of securities loaned	$1,696,868,216
Affiliated investments, at value (Cost $15,824,012)	15,826,228
Total investments, at value (Cost $1,653,631,575)	1,712,694,444
Dividends and interest receivable	323,123
Receivable for fund shares sold	391,525
Receivable for investments sold	2,939,854
Receivable for securities lending income	7,095
Other assets	132,492
Total assets	1,716,488,533
Liabilities
Payable for fund shares repurchased	3,741,042
Payable upon return of securities loaned	15,829,099
Payable to affiliates
Accounting and legal services fees	74,761
Transfer agent fees	3,424
Trustees’ fees	5,181
Other liabilities and accrued expenses	242,054
Total liabilities	19,895,561
Net assets	$1,696,592,972
Net assets consist of
Paid-in capital	$1,557,383,540
Total distributable earnings (loss)	139,209,432
Net assets	$1,696,592,972

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,597,877 ÷ 266,349 shares)[1]	$17.26
Class C ($48,655 ÷ 2,827 shares)[1]	$17.21
Class I ($4,277,365 ÷ 247,535 shares)	$17.28
Class R6 ($398,990,449 ÷ 23,078,220 shares)	$17.29
Class NAV ($1,288,678,626 ÷ 74,538,703 shares)	$17.29
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

	For the Period Ended 3-31-22[1]	For the Year ended 8-31-21
Investment income
Dividends	$1,744,887	$3,661,991
Interest	10,234	14,190
Securities lending	34,154	203,418
Total investment income	1,789,275	3,879,599
Expenses
Investment management fees	9,125,976	16,699,739
Distribution and service fees	39,995	313,562
Accounting and legal services fees	130,652	289,215
Transfer agent fees	20,083	—
Trustees’ fees	18,101	35,165
Custodian fees	143,404	221,459
State registration fees	38,251	—
Printing and postage	16,177	15,301
Professional fees	57,908	114,117
Other	52,328	63,915
Total expenses	9,642,875	17,752,473
Less expense reductions	(688,630)	(169,906)
Net expenses	8,954,245	17,582,567
Net investment loss	(7,164,970)	(13,702,968)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	132,468,308	636,169,677
Affiliated investments	10,640	23,204
	132,478,948	636,192,881
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(548,245,873)	(40,582,956)
Affiliated investments	(18,685)	(33,449)
	(548,264,558)	(40,616,405)
Net realized and unrealized gain (loss)	(415,785,610)	595,576,476
Increase (decrease) in net assets from operations	$(422,950,580)	$581,873,508

[1]	For the seven-month period ended 3-31-22. John Hancock Funds II Mid Cap Stock Fund’s (the “Accounting Survivor”) fiscal year end was August 31 and the fund’s fiscal year end is March 31.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Period ended 3-31-22[1]	Year ended 8-31-21	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(7,164,970)	$(13,702,968)	$(7,548,649)
Net realized gain	132,478,948	636,192,881	378,123,836
Change in net unrealized appreciation (depreciation)	(548,264,558)	(40,616,405)	229,210,337
Increase (decrease) in net assets resulting from operations	(422,950,580)	581,873,508	599,785,524
Distributions to shareholders
From earnings
Class R6[2]	(141,941,775)	—	—
Class 1[3]	—	(149,685,105)	(51,552,722)
Class NAV[3]	(380,500,343)	(307,295,923)	(139,556,442)
Total distributions	(522,442,118)	(456,981,028)	(191,109,164)
From fund share transactions	496,465,026	179,671,998	(158,836,130)
Total increase (decrease)	(448,927,672)	304,564,478	249,840,230
Net assets
Beginning of year	2,145,520,644	1,840,956,166	1,591,115,936
End of year	$1,696,592,972	$2,145,520,644	$1,840,956,166

[1]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	The inception date for Class R6 shares is 10-18-21.
[3]	Activity presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. Refer to Note 1 and Note 11 for further details.
16	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$22.29
Net investment loss[2]	(0.07)
Net realized and unrealized gain (loss) on investments	(4.96)
Total from investment operations	(5.03)
Less distributions
From net realized gain	—
Net asset value, end of period	$17.26
Total return (%)[3,4]	(22.57)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]
Expenses including reductions	1.17[6]
Net investment loss	(0.98)[6]
Portfolio turnover (%)	69[7]

[1]	The inception date for Class A shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	17

CLASS C SHARES Period ended	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$22.29
Net investment loss[2]	(0.13)
Net realized and unrealized gain (loss) on investments	(4.95)
Total from investment operations	(5.08)
Less distributions
From net realized gain	—
Net asset value, end of period	$17.21
Total return (%)[3,4]	(22.79)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[7]
Expenses including reductions	1.92[7]
Net investment loss	(1.77)[7]
Portfolio turnover (%)	69[8]

[1]	The inception date for Class C shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
18	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$22.29
Net investment loss[2]	(0.05)
Net realized and unrealized gain (loss) on investments	(4.96)
Total from investment operations	(5.01)
Less distributions
From net realized gain	—
Net asset value, end of period	$17.28
Total return (%)[3]	(22.48)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[5]
Expenses including reductions	0.92[5]
Net investment loss	(0.80)[5]
Portfolio turnover (%)	69[6]

[1]	The inception date for Class I shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	19

CLASS R6 SHARES Period ended	3-31-22[1,2]	8-31-21[2]	8-31-20[2]	8-31-19[2]	8-31-18[2]	8-31-17[2]
Per share operating performance
Net asset value, beginning of period	$28.81	$27.74	$22.24	$25.90	$22.14	$18.86
Net investment loss[3]	(0.08)	(0.20)	(0.11)	(0.12)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	(4.17)	8.88	8.38	0.28	6.01	3.40
Total from investment operations	(4.25)	8.68	8.27	0.16	5.91	3.37
Less distributions
From net realized gain	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)	(0.09)
Net asset value, end of period	$17.29	$28.81	$27.74	$22.24	$25.90	$22.14
Total return (%)[4]	(20.41)[5]	33.87	41.40	5.71	28.68	17.86
Ratios and supplemental data
Net assets, end of period (in millions)	$399	$631	$547	$438	$447	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.92	0.92	0.92	0.92	0.92
Expenses including reductions	0.82[6]	0.91	0.92	0.92	0.91	0.91
Net investment loss	(0.65)[6]	(0.72)	(0.51)	(0.54)	(0.44)	(0.16)
Portfolio turnover (%)	69	91	86	61[7]	67	89

[1]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. Refer to Note 1 and Note 11 for further details.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Excludes merger activity.
20	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-22[1,2]	8-31-21[2]	8-31-20[2]	8-31-19[2]	8-31-18[2]	8-31-17[2]
Per share operating performance
Net asset value, beginning of period	$28.81	$27.61	$22.09	$25.66	$21.90	$18.64
Net investment loss[3]	(0.08)	(0.19)	(0.10)	(0.11)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.17)	8.86	8.34	0.29	5.95	3.36
Total from investment operations	(4.25)	8.67	8.24	0.18	5.86	3.34
Less distributions
From net realized gain	(7.27)	(7.47)	(2.72)	(3.75)	(2.10)	(0.08)
Net asset value, end of period	$17.29	$28.81	$27.61	$22.09	$25.66	$21.90
Total return (%)[4]	(20.37)[5]	33.91	41.47	5.74	28.75	17.99
Ratios and supplemental data
Net assets, end of period (in millions)	$1,289	$1,515	$1,294	$1,153	$1,258	$1,245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.87	0.87	0.87	0.87	0.87
Expenses including reductions	0.81[6]	0.86	0.87	0.87	0.86	0.86
Net investment loss	(0.65)[6]	(0.67)	(0.46)	(0.49)	(0.39)	(0.12)
Portfolio turnover (%)	69	91	86	61[7]	67	89

[1]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund . On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization. Refer to Note 1 and Note 11 for further details.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund acquired the assets and liabilities of John Hancock Funds II Mid Cap Stock Fund effective at the close of business October 15, 2021. John Hancock Funds II Mid Cap Stock Fund ("Accounting Survivor") was the accounting survivor in the reorganization and as such, the financial statements and financial highlights for Class R6 and Class NAV reflect the financial information of the Accounting Survivor through October 15, 2021. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31. See Note 11 for additional information.
Class R6 and Class NAV of the fund were first offered on October 18, 2021.
Class A, Class C and Class I were first offered on November 5, 2021.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
22	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2022, by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,623,160,362	$1,623,160,362	—	—
Preferred securities	9,959,750	—	—	$9,959,750
Exchange-traded funds	26,601,848	26,601,848	—	—
Short-term investments	52,972,484	52,972,484	—	—
Total investments in securities	$1,712,694,444	$1,702,734,694	—	$9,959,750
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	23

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2022, the fund loaned securities valued at $15,516,001 and received $15,829,099 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated
24	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the period ended March 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the period ended March 31, 2022 were $5,931.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended March 31, 2022 and for the year ended 2021 was as follows:
	March 31, 2022	August 31, 2021	August 31, 2020
Ordinary income	$263,596,968	$221,835,590	—
Long-term capital gains	258,845,150	235,145,438	$191,109,164
Total	$522,442,118	$456,981,028	$191,109,164
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2022, the components of distributable earnings on a tax basis consisted of $92,682,758 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	25

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.70 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.20 billion. Prior to October 16, 2021, the fees were as follows: a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.
Effective October 16, 2021, the Advisor contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended March 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended March 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$643
Class C	13
Class I	679
Class	Expense reduction
Class R6	$176,339
Class NAV	510,956
Total	$688,630

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2022, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
26	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the period ended March 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1[1]	0.05%
1 Share Class of Accounting Survivor. Please refer to Note 11 for further details.
Sales charges. Class A shares may be subject to up-front sales charges. For the period ended March 31, 2022, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended March 31, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended March 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,984	$908
Class C	170	19
Class I	—	975
Class R6	—	18,181
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	27

Class	Distribution and service fees	Transfer agent fees
Class 1[1]	$37,841	—
Total	$39,995	$20,083

[1]	Share Class of Accounting Survivor. Please refer to Note 11 for further details.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the period ended March 31, 2022 and years ended August 31, 2021 and August 31, 2020 were as follows:
	Period Ended 3-31-22[1]		Year ended 8-31-21		Year ended 8-31-20
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[2]
Sold	328,326	$6,027,881	—	—	—	—
Repurchased	(61,977)	(1,138,578)	—	—	—	—
Net increase	266,349	$4,889,303	—	—	—	—
Class C shares[2]
Sold	2,827	$60,000	—	—	—	—
Net increase	2,827	$60,000	—	—	—	—
Class I shares[2]
Sold	252,138	$4,902,914	—	—	—	—
Repurchased	(4,603)	(74,643)	—	—	—	—
Net increase	247,535	$4,828,271	—	—	—	—
Class R6 shares[3]
Sold	162,552	$3,079,089	—	—	—	—
Issued in reorganization	19,705,096	556,008,842	—	—	—	—
Distributions reinvested	6,370,816	141,941,775	—	—	—	—
Repurchased	(3,160,244)	(61,627,074)	—	—	—	—
Net increase	23,078,220	$639,402,632	—	—	—	—
Class 1 shares[4]
Sold	34,008	$964,219	1,286,989	$36,936,063	1,627,719	$37,366,386
Distributions reinvested	—	—	5,689,286	149,685,105	2,537,043	51,552,722
Repurchased	(763,258)	(21,273,235)	(4,822,216)	(132,632,186)	(4,142,181)	(87,074,848)
Redeemed in reorganization	(21,160,712)	(597,080,839)	—	—	—	—
Net increase (decrease)	(21,889,962)	$(617,389,855)	2,154,059	$53,988,982	22,581	$1,844,260
28	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

	Period Ended 3-31-22[1]		Year ended 8-31-21		Year ended 8-31-20
	Shares	Amount	Shares	Amount	Shares	Amount
Class NAV shares[4]
Sold	6,777,824	$126,581,857	9,615,843	$265,194,414	4,541,586	$91,200,433
Issued in reorganization	53,096,244	1,498,190,173	—	—	—	—
Distributions reinvested	17,078,112	380,500,343	11,457,715	307,295,923	6,771,298	139,556,442
Repurchased	(3,329,866)	(83,479,522)	(15,469,646)	(446,807,321)	(16,538,736)	(391,437,265)
Redeemed in reorganization	(50,645,278)	(1,457,118,176)	—	—	—	—
Net increase (decrease)	22,977,036	$464,674,675	5,603,912	$125,683,016	(5,225,852)	$160,680,390
Total net increase (decrease)	24,682,005	$496,465,026	7,757,971	$179,671,998	(5,203,271)	$(158,836,130)

1	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
2	The inception date for Class A, Class C and Class I shares is 11-5-21.
3	The inception date for Class R6 shares is 10-18-21.
4	Activity presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. Refer to Note 1 and Note 11 for further details.
Affiliates of the fund owned 79% and 100% of shares of Class C and Class NAV, respectively, on March 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,283,764,998 and $1,307,803,965, respectively, for the period ended March 31, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2022, funds within the John Hancock group of funds complex held 73.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	25.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.8%
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	29

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,582,813	$60,471,652	$186,954,141	$(231,591,520)	$10,640	$(18,685)	$34,154	—	$15,826,228

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.4%	$5,977,093
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	3,982,657
								$9,959,750

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
Note 11—Reorganization
On October 6, 2021, the shareholders of John Hancock Funds II (JHF II) Mid Cap Stock Fund (the Accounting Survivor) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Growth Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Accounting Survivor in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Accounting Survivor; and (c) the distribution to the Accounting Survivor’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential economies of scale and allow shareholders of the Accounting Survivor to pursue an identical investment objective and have continuity of management. The Acquiring Fund adopted the performance and accounting history of the Accounting Survivor upon completion of the reorganization.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Accounting Survivor or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Accounting Survivor’s identified cost. In addition, the Advisor bore the costs incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close
30	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 15, 2021. Prior to the reorganization, the fund had not yet commenced operations and had no assets or liabilities. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Mid Cap Growth Fund	Mid Cap Stock Fund	$2,054,199,015	$557,181,556	71,805,990	72,801,340	—	$2,054,199,015
The Reorganization was accomplished by a tax-free exchange of shares of the fund at the following conversion ratios:
Accounting Survivor’s Share Class	Conversion Ratio	Fund’s Share Class
Class 1	1.00000	Class R6
Class 1	1.00000	Class NAV
Class NAV	0.98073	Class NAV
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 12—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Mid Cap Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2022, the related statements of operations for the period September 1, 2021 through March 31, 2022 and the year ended August 31, 2021, the statements of changes in net assets for the period September 1, 2021 through March 31, 2022 and each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the period September 1, 2021 through March 31, 2022 and the year ended August 31, 2021, the changes in its net assets for the period September 1, 2021 through March 31, 2022 and each of the two years in the period ended August 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 9, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended March 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $258,845,150 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	33

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Mid Cap Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
34	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	35

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	191
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	191
Trustee
Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	191
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	1986	191
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	191
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2008	191
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
36	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	1994	191
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	191
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	191
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	191
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	37

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	191
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
38	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	39

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Mario E. Abularach, CFA, CMT
Stephen Mortimer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
40	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2123389	481A 3/22
5/2022

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2022, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert, effective March 25, 2022, and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2022 and 2021. These fees were billed to the registrant and were approved by the registrant's audit committee

Fund	March 31, 2022	March 31, 2021
John Hancock Diversified Real Assets Fund	$51,595	$50,329
John Hancock Mid Cap Growth Fund1	45,399	-
Total	$96,994	$50,329

1Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant The nature of the services provided was affiliated service provider internal controls reviews and registration statement reviews.

Fund	March 31, 2022	March 31, 2021
John Hancock Diversified Real Assets Fund	$781	$604
John Hancock Mid Cap Growth Fund1	4,561	-
Total	$5,342	$604

1Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

In addition, amounts billed to control affiliates for service provider internal controls reviews were $119,500 and $116,000 for the fiscal years ended March 31, 2022 and 2021, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended March 31, 2022 and 2021. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2022	March 31, 2021
John Hancock Diversified Real Assets Fund	$3,914	$3,837
John Hancock Mid Cap Growth Fund1	-	-
Total	$3,914	$3,837

1Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended March 31, 2022 and 2021 are as follows. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

Fund	March 31, 2022	March 31, 2021
John Hancock Diversified Real Assets Fund	$199	$89
John Hancock Mid Cap Growth Fund1	199	-
Total	$398	$89

1Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended March 31, 2022, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $968,033 for the fiscal year ended March 31, 2022 and $1,204,124 for the fiscal year ended March 31, 2021.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson, effective March 25, 2022

Peter S. Burgess

William H. Cunningham

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	May 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	May 9, 2022
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 9, 2022